                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9060
                  --------------------------------------------

                              HOLLAND BALANCED FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                            New York, New York 10152
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                 Copy to:

           MICHAEL F. HOLLAND
            375 PARK AVENUE
        NEW YORK, NEW YORK 10152

       Registrant's telephone number, including area code: (212) 486-2002


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2007


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ITEM 1.  SCHEDULE OF INVESTMENTS.


Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund o  PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------


June 30, 2007 (Unaudited)                                 Shares      Value (b)
--------------------------------------------------------------------------------
COMMON STOCKS--67.4% (a)

COMPUTERS--3.0%
International Business Machines Corp.                     12,800     $ 1,347,200
                                                                     -----------

ELECTRONICS--9.2%
3M Co.                                                    23,700       2,056,923
Intel Corp.                                               83,800       1,991,088
                                                                     -----------
                                                                       4,048,011
                                                                     -----------

ENTERTAINMENT & LEISURE--4.7%
The Walt Disney Co.                                       61,000       2,082,540
                                                                     -----------

FINANCIAL--9.3%
American Express Co.                                      35,000       2,141,300
Citigroup, Inc.                                           22,500       1,154,025
JPMorgan Chase & Co.                                      17,000       823,650
                                                                     -----------
                                                                       4,118,975
                                                                     -----------

FOOD & BEVERAGES--4.2%
PepsiCo, Inc.                                             28,500       1,848,225
                                                                     -----------

INSURANCE--2.7%
Berkshire Hathaway, Inc.  Class A*                            11       1,204,225
                                                                     -----------

MEDIA--0.1%
Citadel Broadcasting Corp.                                 4,684          28,139
                                                                     -----------

OIL/GAS--9.6%
Exxon Mobil Corp.                                         24,300       2,038,284
Schlumberger, Ltd.                                        25,700       2,182,958
                                                                     -----------
                                                                       4,221,242
                                                                     -----------

PHARMACEUTICALS--6.3%
Johnson & Johnson                                         28,500       1,756,170
Pfizer, Inc.                                              40,000       1,022,800
                                                                     -----------
                                                                       2,778,970
                                                                     -----------

PRODUCER GOODS--4.9%
General Electric Co.                                      56,900       2,178,132
                                                                     -----------

RETAIL--4.0%
Home Depot, Inc.                                          21,000         826,350
Wal-Mart Stores, Inc.                                     20,000         962,200
                                                                     -----------
                                                                       1,788,550
                                                                     -----------

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Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fundo  PORTFOLIO OF INVESTMENTS (Continued)

--------------------------------------------------------------------------------


June 30, 2007 (Unaudited)                                 Shares      Value (b)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED

SOFTWARE--4.6%
Microsoft Corp.                                           68,400     $ 2,015,748
                                                                     -----------

TELECOMMUNICATIONS--4.8%
Comcast Corp.  Class A*                                   75,000       2,109,000
                                                                     -----------
        Total Common Stocks (Cost--$22,056,956)                       29,768,957
                                                                     -----------

                                                       Principal
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--27.7%

U.S. TREASURY NOTES--27.7%
United States Treasury Note, 5.000%
    due 2/15/11                                      $ 4,000,000       4,018,124
United States Treasury Note**, 3.500%
    due 1/15/11                                        7,984,845       8,215,032
                                                                     -----------
        Total U.S. Government Securities (Cost--$12,243,356)          12,233,156
                                                                     -----------

REPURCHASE AGREEMENT--4.7%
State Street Bank and Trust Co. Repurchase
    Agreement, 2.50% due 7/2/07 in the amount of
    $2,059,429; issued 6/29/07 (Collateralized by
    $2,105,000, FNMA, 3.750% due 7/25/08 with
    market value of $2,105,000) (Cost $2,059,000)      2,059,000       2,059,000
                                                                     -----------
Total Investments--99.8%
(Cost--$36,359,312) (c)                                               44,061,113
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                              112,555
                                                                     -----------
NET ASSETS----100.0%                                                 $44,173,668
                                                                     ===========

(a) All percentages are based on the net assets of the Holland Balanced Fund (the "Fund") as of June 30, 2007.

(b) Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over- the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price as the pricing source for those securities trading through that market. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Directors of the Fund.

(c) At June 30, 2007, the U.S. Federal income tax cost basis of investments was $36,359,312. Net unrealized appreciation of the Fund's investment securities was $7,701,801 of which $8,193,948 related to appreciated investment securities and $492,147 related to depreciated investment securities.


* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
FNMA -- Federal National Mortgage Association

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.  EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.



By:   /s/ Michael F. Holland
      ---------------------------
      Michael F. Holland
      President of the Holland Series Fund, Inc.

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:   /s/ Michael F. Holland
      ---------------------------
      Michael F. Holland
      President and Treasurer of the Holland Series Fund, Inc.

Date: August 23, 2007